Unaudited condensed consolidated interim statement of comprehensive income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating expenses
Research and development	$ (8,658)	$ (7,306)
General and administration	(2,870)	(3,113)
Loss from operations	(11,528)	(10,419)
Finance income	2,670	1,489
Finance expense	(179)	(171)
Movement of expected credit loss	50	(199)
Foreign exchange gain/(loss)	1,321	(1,637)
Total other income/(expense)	3,862	(518)
Loss before tax	(7,666)	(10,937)
Tax charge/(credit)	0	0
Loss for the period	(7,666)	(10,937)
Items that may be reclassified to profit or loss
Fair value movement on marketable securities	(543)	724
Currency translation adjustment	(1,289)	1,676
Total comprehensive loss for the period	(9,498)	(8,537)
Attributable to owners:
Loss for the period	(7,666)	(10,937)
Total comprehensive loss for the period	$ (9,498)	$ (8,537)
Loss per share
Basic loss per share (in dollars per share)	$ (0.15)	$ (0.21)
Diluted loss per share (in dollars per share)	$ (0.15)	$ (0.21)